Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Estimated Useful Lives, Residual value ratios and Annual Depreciation Rate for Depreciation Purposes

The Group uses the following estimated useful lives, estimated residual value ratios and annual depreciation rates for depreciation purposes:

	Estimated useful lives	Estimated residual value ratio %	Annual depreciation rate %
Buildings	8 to 40 years	5	2.4 to 11.9
Equipment and Machinery	4 to 30 years	3 to 5	3.2 to 24.3
Motor Vehicles	4 to 14 years	5	6.8 to 23.8
Other	5 to 12 years	5	7.9 to 19.0